Michael J. Mazza
Assistant General Counsel and Assistant Secretary
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
414 665 2052 office
414 625 2052 fax michaelmazza@northwesternmutual.com

February 21, 2013

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:     1933 Act Post-Effective Amendment No. 8 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account A (File Nos. 333-133380, 811-21887)

EDGAR CIK No. 0000790162

Commissioners:

We are submitting herewith Securities Act of 1933 Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 identified above. The material filed is also submitted as Amendment No. 21 to the Registration Statement under the Investment Company Act of 1940, File No. 811-21887.

The prospectus and statement of additional information, filed as part of the Post-Effective Amendment referenced above, have been revised to update, clarify, and in some cases rearrange the disclosure therein. In addition, we are modifying disclosure reflecting a lower guaranteed interest rate for contracts issued on or after May 1, a change made in the contract form amendment recently filed with the states. (A policy form reflecting these changes will be made a part of the 485(b) filing we plan to make in April.) We are also modifying our voluntary practice regarding maximum amounts permitted in the fixed investment option, clarifying our disclosure regarding death benefit payments, and adding disclosure reflecting the substitution application that we intend to file with your office.

Our intention is that Post-Effective Amendment No. 8 become effective on May 1, 2013, in accordance with the provisions of paragraph (a)(1) of Rule 485.

Please call me with any questions or comments about this filing.

Very truly yours,

/s/ Michael J. Mazza
Michael J. Mazza
Assistant General Counsel and Assistant Secretary

Enc.

cc:   Ashley Vroman-Lee